INCOME TAXES - Recognized Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 73,314	$ 59,741
Deferred tax liabilities	(77,745)	(76,672)
Net	(4,431)	(16,931)	$ (17,252)
Deferred tax assets	29,677	29,738
Deferred tax liabilities	(34,108)	(46,669)
Tax credits, losses, carryforwards and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,465	11,638
Deferred tax liabilities	0	0
Net	10,465	11,638
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,882	16,020
Deferred tax liabilities	(52,956)	(52,871)
Net	(37,074)	(36,851)
Pension and other post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,231	3,966
Deferred tax liabilities	0	0
Net	4,231	3,966
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,929	1,766
Deferred tax liabilities	0	0
Net	11,929	1,766
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,945	6,022
Deferred tax liabilities	0	0
Net	8,945	6,022
Goodwill and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,083	7,028
Deferred tax liabilities	(23,121)	(22,893)
Net	(16,038)	(15,865)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,152	688
Deferred tax liabilities	0	0
Net	1,152	688
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,530	1,918
Deferred tax liabilities	0	0
Net	1,530	1,918
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,616	9,832
Deferred tax liabilities	0	0
Net	9,616	9,832
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,481	863
Deferred tax liabilities	(1,668)	(908)
Net	$ 813	$ (45)